Note 20 - Business Segments (Tables)	12 Months Ended
Mar. 31, 2015
Revenues [Member]
Note 20 - Business Segments (Tables) [Line Items]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Thousands of Yen
	2013	2014	2015

Network service and systems integration business:
Customers	¥103,928,400	¥111,445,519	¥119,409,987
Intersegment	558,753	455,975	408,567
Total	104,487,153	111,901,494	119,818,554
ATM operation business:
Customers	2,320,086	2,826,832	3,640,128
Intersegment	-	-	-
Total	2,320,086	2,826,832	3,640,128

Elimination	(558,753)	(455,975)	(408,567)
Consolidated total	¥106,248,486	¥114,272,351	¥123,050,115

Profit or Loss [Member]
Note 20 - Business Segments (Tables) [Line Items]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Thousands of Yen
	2013	2014	2015

Operating income:
Network service and systems integration business	¥7,629,435	¥5,274,753	¥4,334,946
ATM operation business	239,035	578,794	886,340
Elimination	(115,828)	(130,235)	(146,048)
Consolidated total	¥7,752,642	¥5,723,312	¥5,075,238

Segment Assets [Member]
Note 20 - Business Segments (Tables) [Line Items]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Thousands of Yen
	2014	2015

Segment assets:
Network service and systems integration business	¥100,860,325	¥105,160,187
ATM operation business	3,006,250	3,545,128
Elimination	-	-
Consolidated total	¥103,866,575	¥108,705,315

Corporate and Other [Member]
Note 20 - Business Segments (Tables) [Line Items]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Thousands of Yen
	2013	2014	2015

Depreciation and amortization:
Network service and systems integration business	¥7,178,397	¥8,405,080	¥9,139,687
ATM operation business	329,411	417,901	537,652
Consolidated total	¥7,507,808	¥8,822,981	¥9,677,339